RELATED PARTY TRANSACTIONS - Summary of Notes Payable to Related Party (Detail) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Notes payable	$ 0	$ 3,573	$ 12,700
Less: Current Portion	0	(3,573)	(5,000)
Notes payable to related party	0	0	7,700
Note payable to a related party due June 2021 [Member]
Debt Instrument [Line Items]
Notes payable	0	2,382	0
Note payable to a related party due May 2021 [Member]
Debt Instrument [Line Items]
Notes payable	$ 0	1,191	0
Notes payable converted into Senior Priority Units—Tranche 1 [Member]
Debt Instrument [Line Items]
Notes payable		$ 0	$ 12,700